REAL ESTATE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Real Estate Securities Tables
Schedule of real estate securities holdings

The following is a summary of Newcastle’s real estate securities at December 31, 2013 and 2012, all of which are classified as available for sale and are, therefore, reported at fair value with changes in fair value recorded in other comprehensive income, except for securities that are other-than-temporarily impaired.

		Amortized Cost Basis			Gross Unrealized				Weighted Average
Asset Type	Outstanding Face Amount	Before Impairment	Other-Than- Temporary- Impairment	After Impairment	Gains	Losses	Carrying Value (A)	Number of Securities	Rating (B)	Coupon	Yield	Maturity (Years) (C)	Principal Subordination (D)
December 31, 2013
CMBS-Conduit	$238,400	$215,341	$(69,099)	$146,242	$52,900	$(208)	$198,934	34	BB-	5.47%	17.00%	2.6	10.2%
CMBS- Single Borrower	91,492	90,788	(12,364)	78,424	3,964	(82)	82,306	15	BB	5.71%	7.16%	2.4	7.8%
CMBS-Large Loan	3,229	3,212	—	3,212	17	—	3,229	1	BBB-	6.63%	8.87%	0.3	8.1%
REIT Debt	29,200	28,667	—	28,667	2,519	—	31,186	5	BB+	5.89%	6.86%	1.8	N/A
Non-Agency RMBS	96,762	103,535	(62,860)	40,675	16,907	(1)	57,581	34	CCC+	1.07%	12.20%	4.4	25.9%
ABS-Franchise	8,464	7,647	(7,647)	—	—	—	—	1	C	6.69%	0.00%	—	0.0%
FNMA/FHLMC (G)	514,994	548,456	(817)	547,639	3,631	—	551,270	64	AAA	2.90%	1.25%	3.6	N/A
CDO (E)	188,364	71,857	(14,861)	56,996	2,761	—	59,757	11	CCC-	3.21%	7.56%	1.2	19.1%
Total/Average (F)	$1,170,905	$1,069,503	$(167,648)	$901,855	$82,699	$(291)	$984,263	165	BBB	3.65%	5.44%	2.9
December 31, 2012
CMBS-Conduit	$340,978	$315,554	$(98,481)	$217,073	$47,776	$(10,081)	$254,768	53	BB-	5.55%	10.81%	3.3	9.8%
CMBS- Single Borrower	125,123	123,638	(12,364)	111,274	4,482	(3,002)	112,754	22	BB	4.89%	5.92%	2.9	9.2%
CMBS-Large Loan	8,891	8,619	—	8,619	250	—	8,869	1	BBB-	6.08%	12.41%	0.6	4.8%
REIT Debt	62,700	62,069	—	62,069	4,105	—	66,174	10	BBB-	5.72%	5.89%	1.8	N/A
Non-Agency RMBS	558,215	390,509	(68,708)	321,801	34,565	(391)	355,975	69	CC	0.76%	7.50%	6.4	13.3%
ABS-Franchise	10,098	9,386	(7,839)	1,547	237	(309)	1,475	3	CCC-	5.93%	3.40%	4.7	3.0%
FNMA/FHLMC (G)	768,619	818,866	—	818,866	3,860	(2,191)	820,535	58	AAA	3.05%	1.40%	3.5	N/A
CDO	203,477	82,399	(14,861)	67,538	3,487	—	71,025	13	BB	2.83%	7.07%	1.6	20.9%
Total/Average (F)	$2,078,101	1,811,040	(202,253)	1,608,787	98,762	(15,974)	1,691,575	229	BBB-	3.04%	4.69%	4.0

(A)	See Note 13 regarding the estimation of fair value, which is equal to carrying value for all securities.
(B)	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Newcastle used an implied AAA rating for the FNMA/FHLMC securities. Ratings provided were determined by third party rating agencies, represent the most resent credit ratings available as of the reporting date and may not be current.
(C)	The weighted average maturity is based on the timing of expected principal reduction on the assets.
(D)	Percentage of the outstanding face amount of securities and residual interests that is subordinate to Newcastle’s investments.
(E)	Includes two CDO bonds issued by a third party with a carrying value of $57.8 million, three CDO bonds issued by CDO V (which has been deconsolidated) and held as an investment by Newcastle with a carrying value of $2.0 million and six CDO bonds issued by C-BASS with no carrying value.
(F)	As of December 31, 2013 and 2012, the total outstanding face amount of fixed rate securities was $0.4 billion and $0.5 billion, respectively, and of floating rate securities were $0.8 billion and $1.5 billion, respectively.
(G)	Amortized cost basis and carrying value include principal receivable of $4.8 million and $7.4 million as of December 31, 2013 and 2012, respectively.

Schedule of real estate securities holdings in an unrealized loss position

The following table summarizes Newcastle’s securities in an unrealized loss position as of December 31, 2013.

		Amortized Cost Basis			Gross Unrealized				Weighted Average
Securities in an Unrealized Loss Position	Outstanding Face Amount	Before Impairment	Other-than- Temporary Impairment	After Impairment	Gains	Losses	Carrying Value	Number of Securities	Rating	Coupon	Yield	Maturity (Years)
Less Than Twelve Months	$14,456	$17,024	$(2,874)	$14,150	$—	$(115)	$14,035	6	BBB+	5.58%	6.34%	0.9
Twelve or More Months	11,157	10,963	—	10,963	—	(176)	10,787	2	B	5.38%	5.74%	3.2
Total	$25,613	$27,987	$(2,874)	$25,113	$—	$(291)	$24,822	8	BB+	5.49%	6.08%	1.9

Newcastle performed an assessment of all of its debt securities that are in an unrealized loss position (unrealized loss position exists when a security’s amortized cost basis, excluding the effect of OTTI, exceeds its fair value) and determined the following:

	December 31, 2013
		Amortized Cost Basis	Unrealized Losses
	Fair Value	After Impairment	Credit (B)	Non-Credit (C)
Securities Newcastle intends to sell	$179,225	$179,225	$(817)	$	N/A
Securities Newcastle is more likely than not to be required to sell (A)	—	—	—		N/A
Securities Newcastle has no intent to sell and is not more likely than not to be required to sell:
Credit impaired securities	—	1	(2,873)		(1)
Non-credit impaired securities	24,822	25,112	—		(290)
Total debt securities in an unrealized loss position	$204,047	$204,338	$(3,690)		$(291)

(A)	Newcastle may, at times, be more likely than not to be required to sell certain securities for liquidity purposes. While the amount of the securities to be sold may be an estimate, and the securities to be sold have not yet been identified, Newcastle must make its best estimate, which is subject to significant judgment regarding future events, and may differ materially from actual future sales.
(B)	This amount is required to be recorded as other-than-temporary impairment through earnings. In measuring the portion of credit losses, Newcastle’s management estimates the expected cash flow for each of the securities. This evaluation includes a review of the credit status and the performance of the collateral supporting those securities, including the credit of the issuer, key terms of the securities and the effect of local, industry and broader economic trends. Significant inputs in estimating the cash flows include management’s expectations of prepayment speeds, default rates and loss severities. Credit losses are measured as the decline in the present value of the expected future cash flows discounted at the investment’s effective interest rate.
(C)	This amount represents unrealized losses on securities that are due to non-credit factors and is required to be recorded through other comprehensive income.

Schedule of credit losses on debt securities

The following table summarizes the activity related to credit losses on debt securities:

	2013	2012
Beginning balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$(4,770)	$(20,207)

Increases to credit losses on securities for which an OTTI was previously recognized and a portion of an OTTI was recognized in other comprehensive income	(89)	(4,581)

Additions for credit losses on securities for which an OTTI was previously recognized without any portion of OTTI recognized in other comprehensive income	(2,874)	—

Reduction for credit losses on securities for which no OTTI was recognized in other comprehensive income at the current measurement date	120	14,771

Reduction for securities sold during the period	4,739	1,498

Reduction for securities deconsolidated during the period	—	3,736

Reduction for increases in cash flows expected to be collected that are recognized over the remaining life of the security	1	13

Ending balance of credit losses on debt securities for which a portion of an OTTI was recognized in other comprehensive income	$(2,873)	$(4,770)

Schedule of geographic distribution of collateral securing Newcastle's CMBS and ABS

The table below summarizes the geographic distribution of the collateral securing the CMBS and ABS at December 31, 2013:

	CMBS		ABS
Geographic Location	Outstanding Face Amount	Percentage	Outstanding Face Amount	Percentage
Western U.S.	$74,067	22.2%	$32,080	30.5%
Northeastern U.S.	60,858	18.3%	21,972	20.9%
Southeastern U.S.	66,534	20.0%	20,722	19.7%
Midwestern U.S.	49,413	14.8%	13,704	13.0%
Southwestern U.S.	64,632	19.4%	10,567	10.0%
Other	12,720	3.8%	6,181	5.9%
Foreign	4,897	1.5%	—	0.0%
	$333,121	100.0%	$105,226	100.0%